INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(14.00%)	(10.00%)	(5.00%)
Non-controlling interests in income of flow-through entities	(4.00%)	(11.00%)	(12.00%)
Change in tax rates applicable to temporary differences in other jurisdictions	(3.00%)	(5.00%)	(5.00%)
Other	0.00%	2.00%	3.00%
Effective income tax rate	5.00%	2.00%	7.00%